Fair Value Measurements and Financial Instruments - Additional Information (Details)	36 Months Ended
	Dec. 31, 2024 loan equityaccountedjointventures projects vessel lease	Dec. 31, 2023 loan lease equityaccountedjointventures projects vessel	Dec. 31, 2022 projects	Jan. 01, 2022 projects
Fair Value Disclosures [Abstract]
Number of direct financing and sales-type leases | lease	4	4
Number of loans to equity-accounted joint ventures | loan	1	1
Number of equity-accounted joint ventures | equityaccountedjointventures	3	3
Number of vessels | vessel	15	10
Number of LNG project counterparties	2
Number of LNG projects	2	2	1	2